1. Summary of Significant Accounting Policies: Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Depreciation and amortization	$ 3,709,687	$ 3,318,710	$ 3,156,828